                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 1999
                                              -------------


Check here if Amendment [X]            Amendment Number :  3

  This Amendment (Check only one): [X] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
         --------------------------
Address: 1 Lafayette Place
         --------------------------
         Greenwich, CT 06830
         --------------------------

Form 13F File Number:    28-2610
                       ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William C. Crowley
         -------------------------------------
Title:   President of General Partner
         -------------------------------------
Phone:   (203) 861-4600
         -------------------------------------

Signature, Place, and Date of Signing:

         /s/ William C. Crowley             Greenwich, CT            August 14, 2002
         ----------------------------      -------------------     ------------------
          (Signature)                       (City, State)               (Date)

Report Type ( Check only one):

   [X]   13F HOLDINGS REPORTS   (Check here if all holdings of this reporting
         manager are reported in this report)

   [ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     29
Form 13F Information Table Value Total:             $1,496,671
                                                (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------   -------    -------------------  ----------  --------  --------------------
                                                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------   -------    -------   ---  ----  ----------  --------  --------------------

Anchor Gaming                 Common    033037-10-2    5,537    115,199   SH          DEFINED              115,199
------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming                 Common    033037-10-2   20,042    417,001   SH           SOLE                417,001
------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common    053332-10-2  230,693  7,657,854   SH          DEFINED            7,657,854
------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common    053332-10-2  296,793  9,852,046   SH           SOLE              9,852,046
------------------------------------------------------------------------------------------------------------------------------
Browning Ferris Inds          Common    115885-10-5    3,155     73,393   SH          DEFINED               73,393
------------------------------------------------------------------------------------------------------------------------------
Browning Ferris Inds          Common    115885-10-5   11,486    267,107   SH           SOLE                267,107
------------------------------------------------------------------------------------------------------------------------------
Building One Services
  Corp.                       Common    120114-10-3    1,683    121,847   SH          DEFINED              121,847
------------------------------------------------------------------------------------------------------------------------------
Building One Services
  Corp.                       Common    120114-10-3    6,122    443,240   SH           SOLE                443,240
------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co. Inc.          Common    260561-10-5   18,295    344,776   SH          DEFINED              344,776
------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co. Inc.          Common    260561-10-5   78,566  1,480,624   SH           SOLE              1,480,624
------------------------------------------------------------------------------------------------------------------------------
Dress Barn Inc.               Common    261570-10-5      470     29,358   SH          DEFINED               29,358
------------------------------------------------------------------------------------------------------------------------------
Dress Barn Inc.               Common    261570-10-5    1,709    106,842   SH           SOLE                106,842
------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.                 Common    344912-10-0   26,594    715,145   SH          DEFINED              715,145
------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.                 Common    344912-10-0  136,558  3,672,155   SH           SOLE              3,672,155
------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common    373200-20-3    6,486    384,372   SH          DEFINED              384,372
------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common    373200-20-3   23,070  1,367,128   SH           SOLE              1,367,128
------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common    401617-10-5    4,397    318,343   SH          DEFINED              318,343
------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common    401617-10-5   15,994  1,157,957   SH           SOLE              1,157,957
------------------------------------------------------------------------------------------------------------------------------
International Game
  Technology                  Common    459902-10-2    6,657    359,801   SH          DEFINED              359,801
------------------------------------------------------------------------------------------------------------------------------
International Game
  Technology                  Common    459902-10-2   24,026  1,298,699   SH           SOLE              1,298,699
------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common    481088-10-2    5,078    241,094   SH          DEFINED              241,094
------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common    481088-10-2   18,379    872,606   SH           SOLE                872,606
------------------------------------------------------------------------------------------------------------------------------
McKesson Corp                 Common    581557-10-5  216,024  6,724,510   SH          DEFINED            6,724,510
------------------------------------------------------------------------------------------------------------------------------
McKesson Corp                 Common    581557-10-5  229,992  7,159,290   SH           SOLE              7,159,290
------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource Inc.       Common    704379-10-6   15,032    280,971   SH          DEFINED              280,971
------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource Inc.       Common    704379-10-6   73,799  1,379,429   SH           SOLE              1,379,429
------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos. Inc.       Common    718154-10-7    1,503     37,406   SH          DEFINED               37,406
------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos. Inc.       Common    718154-10-7    5,425    134,994   SH           SOLE                134,994
------------------------------------------------------------------------------------------------------------------------------
PS Group Inc.                 Common    693624-10-8   13,106  1,198,270   SH           SOLE              1,198,270
------------------------------------------------------------------------------------------------------------------------------